Document and Entity Information	Nov. 17, 2021
Cover [Abstract]
Entity Registrant Name	GROUP 1 AUTOMOTIVE INC
Amendment Flag	true
Entity Central Index Key	0001031203
Document Type	8-K/A
Document Period End Date	Nov. 17, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-13461
Entity Tax Identification Number	76-0506313
Entity Address, Address Line One	800 Gessner
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(713)
Local Phone Number	647-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	GPI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed on September 13, 2021, Group 1 Automotive, Inc. (the “Company”) entered into a purchase agreement with GPB Portfolio Automotive, LLC, Capstone Automotive Group, LLC, Capstone Automotive Group II, LLC, Automile Parent Holdings, LLC, Automile TY Holdings, LLC, and Prime Real Estate Holdings, LLC (together with their respective subsidiaries, the “Selling Entities”), pursuant to which the Company agreed to purchase substantially all of the assets related to the Prime Automotive Group car dealership business, including, but not limited to, real property (including certain equity of entities owning real property), vehicles, parts and accessories, goodwill, permits, intellectual property and substantially all contracts relating to the business of the Selling Entities. This Amendment No. 1 to the Current Report on Form 8-K filed by the Company on November 23, 2021 (the “Initial Form 8-K”) amends the Initial Form 8-K to include the financial statements required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b). Except as provided herein, the disclosures made in the Initial Form 8-K remain unchanged.